TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TRADE ACCOUNTS RECEIVABLE, NET
Percentage of not-collection from our customers	47.7	47.7
Amount of not-collection from our customers	¥ 18,600,000	$ 2,700,000
Third parties
TRADE ACCOUNTS RECEIVABLE, NET
Net recovery of provision for credit losses made for accounts receivable due from related-party	¥ 4,012,249	$ 581,628	¥ 2,647,068